GENERAL AND ADMINISTRATIVE EXPENSE	12 Months Ended
Dec. 31, 2020
Disclosure Of General And Administrative Expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSE	GENERAL AND ADMINISTRATIVE EXPENSE
The components of general and administrative expense are as follows:

(US$ Millions) Years ended Dec. 31,	2020	2019	2018
Employee compensation and benefits	$385	$366	$247
Management fees	116	159	144
Transaction costs	24	66	413
Other	291	291	228
Total general and administrative expense	$816	$882	$1,032